CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - shares			3 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive aggregate of excluded number of shares	65,239	52,050		157,290	114,299	63,642
Diamond eagle acquisition | Class B common stock
Antidilutive aggregate of excluded number of shares			1,312,500